SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total current tax provision					$ 3,352,802	$ 4,409,589
Total deferred tax provision
Income tax provision	$ 1,148,185	$ 1,232,629	$ 4,109,679	$ 3,392,587	3,352,802	4,409,589
PRC [Member]
Total current tax provision					3,352,802	4,409,589
BVI [Member]
Total deferred tax provision
HONG KONG
Total deferred tax provision
CHINA
Total deferred tax provision